Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value	$ 85,783	$ 81,282	$ 73,007
Level 2 Inputs
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value	85,783	81,282	73,007
Fair Value on a Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value	85,783	81,282	73,007
Fair Value on a Recurring Basis | Level 2 Inputs
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value	85,783	81,282	73,007
Fair Value on a Recurring Basis | U.S. Government and Agency Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value	2,010	2,005	2,017
Fair Value on a Recurring Basis | U.S. Government and Agency Securities | Level 2 Inputs
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value	2,010	2,005	2,017
Fair Value on a Recurring Basis | Municipal securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value	46,962	41,849	33,735
Fair Value on a Recurring Basis | Municipal securities | Level 2 Inputs
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value	46,962	41,849	33,735
Fair Value on a Recurring Basis | Mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value	36,811	37,428	37,255
Fair Value on a Recurring Basis | Mortgage-backed securities | Level 2 Inputs
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value	$ 36,811	$ 37,428	$ 37,255